Offerings - Offering: 1	Mar. 24, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 14,674,115.85
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,026.50
Offering Note	The transaction valuation is calculated as the aggregate maximum purchase price for shares of common stock, par value $0.001, of PGIM Private Real Estate Fund, Inc. The amount of filing fee is calculated at $138.10 per $1,000,000.00 of the transaction valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 2 for fiscal year 2025.